Derivative Liabilities - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedges, Liabilities [Abstract]
Convertible debt conversion and other issuances	$ 16,059			$ 373,800
Gain loss on derivative	0	$ 14,232	$ 93,751	(138,561)
Fair value of embedded derivatives	0		$ 44,810	$ 138,561
Gain on derivative liabilities		$ 14,200
Increase in additional paid in capital	$ 44,800